Prospectus 02.02.00





                               (logo) THE KINETICS
                          GOVERNMENT MONEY MARKET FUND

                              www.kineticsfunds.com

                       (logo) KINETICS MUTUAL FUNDS, INC.


                             THE KINETICS GOVERNMENT
                                MONEY MARKET FUND


                     A SERIES OF KINETICS MUTUAL FUNDS, INC.












                                   PROSPECTUS

                                FEBRUARY 2, 2000










             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
       OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    THE KINETICS GOVERNMENT MONEY MARKET FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.

                                   PROSPECTUS

                                FEBRUARY 2, 2000







      THE KINETICS GOVERNMENT MONEY MARKET FUND (the "Fund") is a no-load, diversified investment company that seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity.









             This Prospectus gives vital information about the Fund.
     For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.




                               Investment Adviser

                         KINETICS ASSET MANAGEMENT, INC.
                      Minimum Initial Investment -- $1,000

                                TABLE OF CONTENTS


        RISK/RETURN SUMMARY                                         2

        PERFORMANCE                                                 2

        FEES AND EXPENSES OF THE FUND                               3

        INVESTMENT OBJECTIVE AND STRATEGIES                         4

        MAIN RISKS                                                  5

        MANAGEMENT OF THE FUND                                      5

        VALUATION OF FUND SHARES                                    5

        HOW TO PURCHASE SHARES                                      6

        HOW TO REDEEM SHARES                                        7

        EXCHANGE PRIVILEGE                                          9

        DISTRIBUTION AND TAXES                                      9

        DISTRIBUTION OF SHARES                                     10

        MASTER/FEEDER FUND STRUCTURE                               10

        COUNSEL AND INDEPENDENT AUDITORS                           11

        FINANCIAL HIGHLIGHTS                                       11

                    THE KINETICS GOVERNMENT MONEY MARKET FUND

                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. The Fund seeks to maintain a constant $1.00 net asset value per share.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The main risks of investing in the Fund are:

o Interest Rate Risks: The rate of income will vary from day to day depending on short-term interest rates. It is possible that a major change in interest rates could cause the value of your investment to decline.

o Credit Risks: Changes in the credit quality rating or changes in an issuer's financial condition can also affect the Fund. A default on a security held, or a repurchase agreement entered into, by the Fund could cause the value of your investment to decline.

WHO MAY WANT TO INVEST
The Fund may be appropriate for people who:

o  want to save money rather than "invest"

o  require stability of principal

o  prefer to receive income with relatively fewer risks



AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                   PERFORMANCE
--------------------------------------------------------------------------------
Because the Fund has no operating history, there is no performance information available at this time.

                          FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

                                          SHAREHOLDER TRANSACTION EXPENSES(1)
                                       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                  Maximum Sales Charge (Load) Imposed on Purchases
                  (as a percentage of offering price)                                         None

                  Maximum Deferred Sales Charge (Load)
                  (as a percentage of offering price)                                         None

                  Maximum Sales Charge (Load) on Reinvested Dividends                         None

                  Redemption Fee
                  (as a percentage of amount redeemed, if applicable)                         None

                  Exchange Fee(2)                                                             None

                  Maximum Account Fee(3)                                                      None

                                        ESTIMATED ANNUAL OPERATING EXPENSES
                                        (EXPENSES DEDUCTED FROM FUND ASSETS)

                  Management Fees                                                             0.50%
                  Distribution (Rule 12b-1) Fees                                               None
                  Other Expenses                                                              0.75 %
                                                                                             -------

                  Estimated Total Annual Fund Operating Expenses                              1.25%
                                                                                             =======


                  -----------------
                1 Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Fund and any other series of Kinetics Mutual Funds, Inc.

                2 The Fund's Transfer Agent charges a transaction fee of $5 to shareholders who exchange their shares in the Fund by telephone for shares in any other shares of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

                3 IRA Accounts are assessed a $12.50 annual fee.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

                                         1 YEAR            3 YEARS
                                        --------          ---------
                                          $127              $397


                       INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with the preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGIES
The Fund intends to achieve its investment objective by investing its assets in high quality, U.S. dollar-denominated short-term obligations that have been determined by the investment adviser, subject to the approval of the Fund's Board of Directors, to present minimal credit risk. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations ("U.S. Government Securities"). U.S. Government Securities include direct obligations of the U.S. Treasury, such as Treasury Bills, Treasury Notes and Treasury Bonds.

U.S. Government Securities are high quality instruments guaranteed as to principal and interest and issued by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States however. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by the discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than do obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Fund's portfolio investments in these securities.

Under a repurchase agreement, the Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate premium during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund may enter into repurchase agreements with banks that are members of Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. The investment adviser monitors the creditworthiness of each firm that is a party to a repurchase agreement with the Fund.

                                   MAIN RISKS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT RISKS
One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities from the Fund, which may result in the Fund selling the security for less than the price agreed upon with the seller. Another risk of repurchase agreements is that the seller may default or file for bankruptcy under which circumstances the Fund might have to wait through lengthy court actions before selling the securities. In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities held under the repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the securities.

Interest Rate Risks

The Fund's portfolio securities may be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Fund. The values of the obligations in the Fund's portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the Fund's investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful.


                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
INVESTMENT ADVISER

The Fund's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"),1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. The management and affairs of the Fund are supervised by its Board of Directors whose names and general background information appear in the statement of additional information. The investment adviser conducts investment research and supervision for the Fund and is responsible for the purchase and sale of securities for the Fund's portfolio. The investment adviser receives an annual fee from the Fund for its services of 0.50% of the Fund's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. for which it is responsible for the payment of all fees owing to Horizon.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual fund and financial services industries. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual fund and financial services industries.


                            VALUATION OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold at net asset value per share ("NAV"), which is determined by the Fund as of 1:00 p.m. Eastern time, each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Fund of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------
IN GENERAL
Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder's Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE

If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. YOU MAY NOT USE TELEPHONE TRANSACTIONS FOR YOUR INITIAL PURCHASE OF THE FUND'S SHARES.

AUTOMATIC INVESTMENT PLAN
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL
To purchase Fund shares by mail, simply complete and sign the New Account Application Form and mail it, along with a check or money order made payable to The Kinetics Government Money Market Fund c/o Kinetics Mutual Funds, Inc. to:

Regular Mail:                                        Overnight or Express Mail:
----------------                                    ----------------------------
Kinetics Mutual Funds, Inc.                          Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund            The Kinetics Government Money Market Fund
c/o Firstar Mutual Fund Services, LLC                c/o Firstar Mutual Fund Services, LLC
P.O. BOX 701                                         615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                             Milwaukee, WI 53202

PURCHASE BY WIRE

Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly credited when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

o  WIRE TO:                Firstar Bank, N.A.

o  ABA NUMBER:             0750-00022
o  CREDIT:                 Firstar Mutual Fund Services, LLC
o  ACCOUNT:                112-952-137
o  FURTHER CREDIT:         Kinetics Mutual Funds, Inc.
                           The Kinetics Government Money Market Fund
                           (Shareholder Name/Account Registration)
                           (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS
You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA accounts. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS

You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.


                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
IN GENERAL

You may redeem part or all of the Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION

You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:


Regular Mail:                                        Overnight or Express Mail:
-------------                                        ---------------------------

Kinetics Mutual Funds, Inc.                          Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund            The Kinetics Government Money Market Fund

c/o Firstar Mutual Fund Services, LLC                c/o Firstar Mutual Fund Services, LLC

P.O. BOX 701                                         615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                             Milwaukee, WI 53202

Requests for redemption in "good order" must:
o  indicate the name of the Fund,
o be signed exactly as the shares are registered, including the signature of each owner,
o  specify the number of shares or dollar amount to be redeemed,
o  indicate your account registration number, and

o  include your social security number or tax identification number.

TELEPHONE REDEMPTION

If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

NOTE: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o that you correctly state your Fund account number
o the name in which your account is registered
o the social security or tax identification number under which the account is registered
o the address of the account holder, as stated in the New Account
  Application Form

WIRE REDEMPTION
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

CHECKWRITING
On your New Account Application Form, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account. If you select to use the checkwriting privilege, the initial book will be given to you at no additional charge. There will be a $5 charge for any subsequent books. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the transfer agent cannot honor a check due to insufficient funds or other valid reason.

SYSTEMATIC WITHDRAWAL PLAN
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The minimum systematic withdrawal amount is $100.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT

The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.

IRA Redemption

If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.


                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

You can exchange your shares in the Fund for shares in any other Fund offered by Kinetics Mutual Funds, Inc. If the exchange is requested via telephone, a $5 per exchange transaction fee will be assessed. You should carefully read the prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. The Fund reserves the right to limit the number of exchanges requested by shareholders. The Fund may change or revoke this privilege at any time.

Call (800) 930-3828 to learn more about the other Kinetics Mutual Funds and about exercising your exchange privilege.


                             DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------
DISTRIBUTION

Distributions to shareholders of the Fund are generally paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive all of your distributions in cash.

The Fund will ordinarily declare dividends from net investment income on a daily basis and distribute those dividends monthly. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income reinvested or paid in cash to the shareholder during the calendar year.

If you select cash distributions and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

TAXES

The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. The tax treatment of distributions treated as ordinary income will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the Funds' exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.


                             DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------
DISTRIBUTOR

T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington, Connecticut, 06032 is the distributor for the shares of the Fund. T.O. Richardson Securities, Inc. is a registered broker-dealer, a member of the National Association of Securities Dealers, Inc., and serves as the distributor for numerous registered investment companies across the United States.

SHAREHOLDER SERVICING AGENT

Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

FUND ADMINISTRATOR
Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT Firstar Bank, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar, the Fund's Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.


                          MASTER/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------
ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER STRUCTURE
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. There is no present intention to convert the Fund to a Master/Feeder Fund Structure.

The SAI contains more information about the Fund, the Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Because the Fund has not yet commenced investment operations, there are no financial highlights to report.

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                                       13

                           KINETICS MUTUAL FUNDS, INC.
                    THE KINETICS GOVERNMENT MONEY MARKET FUND

INVESTMENT ADVISER,     Kinetics Asset Management, Inc.
ADMINISTRATOR, AND      1311 Mamaroneck Avenue
SHAREHOLDER             White Plains, NY  10605
SERVICING AGENT

LEGAL COUNSEL           Spitzer & Feldman P.C.
                        405 Park Avenue
                        New York, NY  10022
INDEPENDENT             McCurdy and Associates CPA's, Inc.
AUDITORS                27955 Clemens Road
                        Westlake, OH  44145

TRANSFER AGENT,         Firstar Mutual Fund Services, LLC
FUND ACCOUNTANT,        615 East Michigan Street
SUB-ADMINISTRATOR       Milwaukee, WI  53202

CUSTODIAN               Firstar Bank, N.A.
                        425 Walnut Street
                        Cincinnati, OH 45202


               You may obtain the following and other information
                           on the Fund free of charge:

                      STATEMENTS OF ADDITIONAL INFORMATION
                          (SAI) DATED FEBRUARY 2, 2000

The SAI for the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

                          ANNUAL AND SEMI-ANNUAL REPORT

The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during the previous fiscal year.

TELEPHONE:        (800) 930-3828
MAIL:             Kinetics Mutual Funds, Inc.
                  c/o Firstar Mutual Fund Services, LLC
                  P.O. Box 701
                  Milwaukee, WI 53201-0701
INTERNET:         http://www.sec.gov (text only version)
                  http://www.kineticsfunds.com

SEC: You may review and obtain copies of Kinetic Mutual Funds information (including the SAIs) at the SEC Public Reference Room in Washington, D.C. Please call the SEC at 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-09303

                    THE KINETICS GOVERNMENT MONEY MARKET FUND
                     a series of Kinetics Mutual Funds, Inc.

                  1311 Mamaroneck Avenue White Plains, NY 10605
                                 (800) 930-3828


                                February 2, 2000

                       STATEMENT OF ADDITIONAL INFORMATION



































This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated February 2, 2000. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                    THE KINETICS GOVERNMENT MONEY MARKET FUND

The Fund.....................................................................3
Investment Objective, Strategies, and Risks..................................3
Investment Policies and Associated Risks.....................................3
Investment Restrictions......................................................4
Management of the Fund.......................................................5
Control Persons and Principal Holders of Securities..........................7
Investment Adviser...........................................................7
Administrative Services......................................................8
Custodian....................................................................8
Capitalization...............................................................9
Valuation of Shares..........................................................9
Purchasing Shares............................................................9
Redemption of Shares........................................................10
Brokerage...................................................................11
Taxes.......................................................................11
Performance Information.....................................................12
Independent Auditors........................................................13
Financial Statements........................................................13
Appendix....................................................................14

THE FUND
--------------------------------------------------------------------------------

The Kinetics Government Money Market Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605. The Fund is a diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund seeks to provide security of principal, current income and liquidity as set forth in this SAI in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940 ("1940 Act"). In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by any nationally recognized statistical rating organization (NRSRO) according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.


INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The Fund's prospectus describes the principal strategies and risks of the Fund. This section provides additional information regarding investments and transactions that the Fund is permitted to make.

REPURCHASE AGREEMENTS

      The Fund may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the Fund and to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to the terms of the repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from theFund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Directors.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      The Fund may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

      The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. TheFund may realize short-term profits or losses upon the sale of such commitments.

      These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

OTHER MONEY MARKET FUNDS

      As an efficient means of carrying out the investment policies, the Fund may invest in the securities of othermoney market funds. A disadvantage to investing in other money market funds is that they also carry certain expenses such as management fees. As a result, any investment by the Fund in shares of other money market funds may duplicate certain shareholder expenses.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------
The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1.   The Fund will not act as underwriter for securities of other issuers.

2.   The Fund will not make loans.

3. With respect to 75% of its total assets, the Fund will not invest more than 5% of its total assets in securities of any one issuer (other than U.S. Government Securities).

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.


5. The Fund will not invest in the securities of any one industry with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 25% of the Fund's total assets would be invested in the securities of such industry.

6. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate.

7.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
BOARD OF DIRECTORS
The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, five of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.


----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
477 Madison Avenue                            of the Board of          Management, Inc. (1999 to Present);
New York, NY  10022                           Directors                President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34     Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present).
Valhalla, NY  10595
----------------------------------- --------- ------------------------ -------------------------------------------
Murray Stahl*                          46     Director                 President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present).
New York, NY  10173
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36     Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 11705                                                      Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A                   36      Independent Director    Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                                                  D. Alpern & Co. (1985 to 1997)

----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37     Independent Director     Attorney, Bracken & Margolin, LLP (1997
856 Hampshire Road                                                     to Present).
Bayshore, NY  11706                                                    Gabor & Gabor (1995 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45     Independent Director     Senior Vice President, Marketing & Sales,
One State Street                                                       IBJ Whitehall Financial Group, a
New York, NY  10004                                                    financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment management
                                                                       consulting firm (1994 to 1999).

                                       5


----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68     Independent Director     Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                                                       Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                                               President, LTCB Trust Company.
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics Asset
54 Kelsey Ridge Road                          Treasurer                Management (1999 to Present); President &
Freeport, ME  04032                                                    Director of Business. Development, Vista
                                                                       Fund Distributor, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

*Interested persons as defined in the 1940 Act.

COMPENSATION
For their service as Directors, the Independent Directors receive a fee of $5,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. Because the Fund has recently commenced investment operations, the Independent Directors have not received any compensation at this time. None of the executive officers receive compensation from the Fund.




---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND COMPLEX PAID
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          TO DIRECTORS
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
*Steven R. Samson                  None                 None                   None                    None
Chairman and Director
*Kathleen Campbell                 None                 None                   None                    None
Director
**Murray Stahl                     None                 None                   None                   $3,844
Director
Steven T. Russell                  None                 None                   None                   $5,500
Independent Director
Douglas Cohen, CPA                 None                 None                   None                   $6,094
Independent Director
William J. Graham                  None                 None                   None                   $5,500
Independent Director
Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director
John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

*"Interested person" as defined under the 1940 Act.

**Murray Stahl became an "interested person" of the Complex (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3,844 as total compensation from the Complex for being an independent director.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficently own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

MANAGEMENT OWNERSHIP
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience the mutual fund and financial services industries. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual fund and financial services industries.

On September 1, 1999, the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by a vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors. Kinetics has entered into a research agreement with Horizon Asset Management, Inc. for which it is responsible for the payment of all fees owing to Horizon.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or sold. Pursuant to the Agreement, the Adviser:

(1)      renders research, statistical and advisory services to the Fund;
(2) makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 0.50% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o        fees and expenses of directors not affiliated with the Adviser;
o        legal and accounting fees;
o        interest, taxes, and brokerage commissions; and
o        record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

* establish and maintain shareholders' accounts and records,
* process purchase and redemption transactions,
* process automatic investments of client account cash balances,
* answer routine client inquiries regarding the Fund,
* assist clients in changing dividend options,
* account designations, and addresses, and
* providing such other services as the Fund may reasonably request.


CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank N.A. is custodian for the securities and cash of the Fund.
Under the Custodian Agreement, Firstar Bank, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.01% of the Fund's average daily net assets with a minimum annual fee of $3,000.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at net asset value per share ("NAV"), which is determined by the Fund as of 12:00 p.m. Eastern time each day the New York Stock Exchange ("NYSE") is open for unrestricted business. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Fund of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

--------------------------------------------------------------------------------

PURCHASING SHARES

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund. Except for the Fund itself, only investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sales.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS
The Fund may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 12:00 p.m. EST on that day will be effected at the NAV determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 12:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                    The Kinetics Government Money Market Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828


A written request in "good order" to redeem shares must include:

*   the shareholder's name,

*   the name of the Fund,

*   the account number,

*   the share or dollar amount to be redeemed, and

*   signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If a shareholder requests that redemption proceeds be sent to an address other than that on record with the Fund or that redemption proceeds be made payable to someone other than the shareholder(s) of record, the written request must have signatures guaranteed by:

* a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
* a member of the New York, Boston, American,
  Midwest, or Pacific Stock Exchanges;
* a savings bank or savings association
  whose deposits are insured by the SAIF, which is administered by the FDIC; or
* any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. The tax treatment of distributions treated as ordinary income will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the Funds' exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, the IRS requires each Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.



PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

Yield for the Fund is calculated daily based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned form the original one share and all dividends declared on the original and any purchased shares;

o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o     multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

EFFECTIVE YIELD

The effective yield for the Fund is computed by compounding the unannualized base period return by:

o     adding 1 to the base period return;
o     raising the sum to the 365/7th power; and
o     subtracting 1 from the result.

OTHER INFORMATION
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

An Annual Report is not available for the Fund at this time.

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APPENDIX
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STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.